UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

      Form 13F

 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ];  Amendment Number:_____

This Amendment (Check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Cohen Klingenstein, LLC
                     ----------------------------
Address:             355 West 52nd Street, 5th Floor
                     ----------------------------
                     New York, New York  10019
                     ----------------------------

Form 13F File Number:028-13338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                George M. Cohen
                     ---------------------
Title:               Managing Member
                     ---------------------
Phone:               212-757-0235
                     ---------------------

Signature, Place, and Date of Signing:




George M. Cohen      New York, NY  2/1/2011
--------------------------------------------
     [Signature]     [City, State   [Date]

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                              -----------
Form 13F Information Table Entry Total:           101
                                              -----------
Form 13F Information Table Value Total:         248,714
                                              -----------
                                              (thousands)

                                 Form 13F Information Table

      Column 1         Column 2    Column 3    Column 4             Column 5    Column 6 Column 7          Column 8

                        TITLE                    VALUE    SHARES or  SH/  PUT/ INVESTMENT OTHER        VOTING AUTHORITY
NAME OF ISSUER         OF CLASS      CUSIP     (x$1000)    PRN AMT   PRN  CALL DISCRETIONMANAGERS   SOLE   SHARED  NONE
Adobe Systems Inc.     com       00724F101         1,476     47,940  SH        SOLE       n/a       47,940
Akamai Technologies    com       00971T101           667     14,185  SH        SOLE       n/a       14,185
Allstate Corp.         com       020002101         1,051     32,960  SH        SOLE       n/a       32,960
Altria Group           com       02209S103           655     26,605  SH        SOLE       n/a       26,605
Amazon.com             com       023135106        10,666     59,255  SH        SOLE       n/a       59,255
Amdocs Limited         com       G02602103           201      7,305  SH        SOLE       n/a        7,305
American Express       com       025816109         2,993     69,745  SH        SOLE       n/a       69,745
American Int'l Group   com       026874107           483      8,388  SH        SOLE       n/a        8,388
Ameriprise Financial   com       03076C106           641     11,132  SH        SOLE       n/a       11,132
Amgen Inc.             com       031162100         1,893     34,480  SH        SOLE       n/a       34,480
Apollo Group           com       037604105           894     22,645  SH        SOLE       n/a       22,645
Apple Inc.             com       037833100         4,416     13,690  SH        SOLE       n/a       13,690
Atheros Communication  com       04743P108           546     15,190  SH        SOLE       n/a       15,190
Avon Products Inc.     com       054303102         1,544     53,135  SH        SOLE       n/a       53,135
Bank of Amer. Corp.    com       060505104         2,208    165,510  SH        SOLE       n/a      165,510
Becton, Dickinson      com       075887109           273      3,230  SH        SOLE       n/a        3,230
Bed Bath & Beyond      com       075896100         1,815     36,920  SH        SOLE       n/a       36,920
Berkshire Hath Cl A    com       084670108           602          5  SH        SOLE       n/a            5
Berkshire Hathaway B   com       084670207         2,604     32,509  SH        SOLE       n/a       32,509
Broadcom Corp.         com       111320107         1,470     33,750  SH        SOLE       n/a       33,750
Capital One Financial  com       14040H105           500     11,750  SH        SOLE       n/a       11,750
Carnival Corp.         com       143658300         2,884     62,545  SH        SOLE       n/a       62,545
Celgene Corp.          com       151020104           497      8,405  SH        SOLE       n/a        8,405
Cisco Systems Inc.     com       17275R102         3,035    150,010  SH        SOLE       n/a      150,010
Coach Inc.             com       189754104         1,109     20,055  SH        SOLE       n/a       20,055
Cognizant Tech Sol.    com       192446102         1,096     14,960  SH        SOLE       n/a       14,960
Colgate-Palmolive      com       194162103           225      2,800  SH        SOLE       n/a        2,800
Comcast Corp. Cl 'A'   com       20030N101           959     43,635  SH        SOLE       n/a       43,635
Comcast Special A      com       20030N200           558     26,812  SH        SOLE       n/a       26,812
Corn Products Int'l    com       219023108           726     15,780  SH        SOLE       n/a       15,780
Corning Inc.           com       219350105         1,925     99,645  SH        SOLE       n/a       99,645
Covance Inc.           com       222816100           238      4,630  SH        SOLE       n/a        4,630
Dick's Sporting Goods  com       253393102           723     19,270  SH        SOLE       n/a       19,270
Dionex Corp.           com       254546104           553      4,685  SH        SOLE       n/a        4,685
Directv                com       25490A101           609     15,243  SH        SOLE       n/a       15,243
Eaton Vance Tax Mngd   com       27829C105         4,737    386,696  SH        SOLE       n/a      386,696
Electronic Arts        com       285512109           231     14,130  SH        SOLE       n/a       14,130
Eli Lilly              com       532457108         2,081     59,400  SH        SOLE       n/a       59,400
FEI Company            com       30241L109           387     14,635  SH        SOLE       n/a       14,635
Flextronics Intl Ltd   com       Y2573F102           480     61,130  SH        SOLE       n/a       61,130
General Electric Co.   com       369604103         1,560     85,275  SH        SOLE       n/a       85,275
Gilead Sciences Inc.   com       375558103         1,261     34,799  SH        SOLE       n/a       34,799
GlaxoSmithKline PLC    com       37733W105         3,833     97,730  SH        SOLE       n/a       97,730
Goldman Sachs Group    com       38141G104           960      5,710  SH        SOLE       n/a        5,710
Google Inc.            com       38259P508         5,916      9,960  SH        SOLE       n/a        9,960
Hartford Fin'l Ser.    com       416515104           377     14,250  SH        SOLE       n/a       14,250
Hess Corp.             com       42809H107         1,140     14,900  SH        SOLE       n/a       14,900
Informatica Corp.      com       45666Q102         1,168     26,535  SH        SOLE       n/a       26,535
InterDigital Inc.      com       45867G101           754     18,115  SH        SOLE       n/a       18,115
International Paper    com       460146103           204      7,500  SH        SOLE       n/a        7,500
Int'l Bus. Machines    com       459200101         4,682     31,905  SH        SOLE       n/a       31,905
IShares Russell 2000G  com       464287648        66,151    756,700  SH        SOLE       n/a      756,700
Janus Capital Group    com       47102X105           693     53,460  SH        SOLE       n/a       53,460
Johnson & Johnson      com       478160104         2,503     40,471  SH        SOLE       n/a       40,471
Legg Mason, Inc.       com       524901105           370     10,210  SH        SOLE       n/a       10,210
Liberty Media Inter A  com       53071M104           234     14,844  SH        SOLE       n/a       14,844
Lincare Holdings       com       532791100           923     34,390  SH        SOLE       n/a       34,390
Marvell Technology     com       G5876H105           425     22,885  SH        SOLE       n/a       22,885
McAfee Inc.            com       579064106           245      5,294  SH        SOLE       n/a        5,294
Merck & Co.            com       589331107         2,842     78,855  SH        SOLE       n/a       78,855
Monsanto Co.           com       61166W101         4,969     71,347  SH        SOLE       n/a       71,347
Monster Worldwide      com       611742107           884     37,430  SH        SOLE       n/a       37,430
News Corp ADR PRF      com       65248E104           199     13,640  SH        SOLE       n/a       13,640
Nordstrom Inc.         com       655664100           848     20,000  SH        SOLE       n/a       20,000
Nu Skin Ent Inc.       com       67018T105           772     25,525  SH        SOLE       n/a       25,525
Orbital Sciences       com       685564106           436     25,455  SH        SOLE       n/a       25,455
Parametric Tech.       com       699173209           423     18,760  SH        SOLE       n/a       18,760
Paychex, Inc.          com       704326107           325     10,515  SH        SOLE       n/a       10,515
PepsiCo Inc.           com       713448108         4,689     71,780  SH        SOLE       n/a       71,780
Pfizer, Inc.           com       717081103           546     31,192  SH        SOLE       n/a       31,192
Pharma. Product Dev.   com       717124101           244      9,000  SH        SOLE       n/a        9,000
Philip Morris Int'l    com       718172109         1,557     26,605  SH        SOLE       n/a       26,605
Plains Explor & Prod   com       726505100         2,128     66,220  SH        SOLE       n/a       66,220
PowerShares QQQ Trust  com       73935A104        22,713    417,059  SH        SOLE       n/a      417,059
Procter & Gamble       com       742718109         1,087     16,900  SH        SOLE       n/a       16,900
Qlogic Corp.           com       747277101           202     11,865  SH        SOLE       n/a       11,865
ResMed Inc.            com       761152107           320      9,240  SH        SOLE       n/a        9,240
Royal Caribbean Cru.   com       V7780T103           832     17,700  SH        SOLE       n/a       17,700
Royal Dutch Shell PLC  com       780259206         2,491     37,300  SH        SOLE       n/a       37,300
RR Donnelley & Sons    com       257867101           327     18,705  SH        SOLE       n/a       18,705
Seagate Technology     com       G7945M107           364     24,210  SH        SOLE       n/a       24,210
Sealed Air Corp.       com       81211K100         2,212     86,930  SH        SOLE       n/a       86,930
Shire PLC ADS          com       82481R106           461      6,364  SH        SOLE       n/a        6,364
Silicon Laboratories   com       826919102           676     14,695  SH        SOLE       n/a       14,695
St. Jude Medical Inc.  com       790849103           756     17,695  SH        SOLE       n/a       17,695
Standard & Poors DR.   com       78462F103        15,819    125,801  SH        SOLE       n/a      125,801
State Street Corp.     com       857477103           395      8,515  SH        SOLE       n/a        8,515
Target Corp.           com       87612E106         3,544     58,935  SH        SOLE       n/a       58,935
Ultimate Software      com       90385D107           638     13,110  SH        SOLE       n/a       13,110
Union Pacific Corp.    com       907818108           927     10,000  SH        SOLE       n/a       10,000
United Parcel Service  com       911312106           721      9,935  SH        SOLE       n/a        9,935
Urban Outfitters       com       917047102           748     20,890  SH        SOLE       n/a       20,890
Valeant Pharma.        com       91911K102           553     19,555  SH        SOLE       n/a       19,555
Vanguard Emg Mkts ETF  com       922042858         3,062     63,600  SH        SOLE       n/a       63,600
ViaSat Inc.            com       92552V100           720     16,210  SH        SOLE       n/a       16,210
Vodafone Grp. PLC ADR  com       92857W100           450     17,007  SH        SOLE       n/a       17,007
Walt Disney Co.        com       254687106         7,239    192,993  SH        SOLE       n/a      192,993
Washington Post 'B'    com       939640108         1,868      4,250  SH        SOLE       n/a        4,250
Western Union Co.      com       959802109           439     23,625  SH        SOLE       n/a       23,625
Yahoo! Inc.            com       984332106           502     30,185  SH        SOLE       n/a       30,185
Yum! Brands Inc.       com       988498101         2,605     53,100  SH        SOLE       n/a       53,100
Zimmer Holdings Inc.   com       98956P102         1,131     21,065  SH        SOLE       n/a       21,065